RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Open World Ltd. [Member]
RELATED PARTY TRANSACTIONS

11. RELATED PARTY TRANSACTIONS

The Group enters into transactions with related parties in the normal course of business. Related parties include directors, officers, affiliates, or significant shareholders.

The following table summarizes the Group’s transactions and balances with related parties for the years ended December 31, 2025, and the year ended December 31, 2024:

Description	December 31, 2025	December 31, 2024
Consulting and management fees	3,068,943	1,553,588
Expenses incurred in relation to consulting fees	3,556,406	2,182,150
Outstanding payables at year-end	337,403	968,085
Loans receivable at year-end	814,369	-

These balances are unsecured, non-interest bearing, and are settled in the ordinary course of business.

Loan Receivable

On November 2, 2025, the Company entered into a Master Loan Agreement with Mosaic Capital Inc., an entity for which an officer of the Company serves as a director. The Company lent crypto assets to Mosaic under the agreement. The loan provides for a variable return based on changes in net asset value and may be repaid in cash or crypto assets. The loan is not secured by specific collateral.

The loan receivable is measured at fair value, with changes in fair value recognized in gain or loss. Upon settlement, the difference between the carrying value of the receivable and the value of consideration received is recognized as a realized gain or loss. During the year ended December 31, 2025, the Company recognized a loss of $4,037,614 from changes in fair value.